Debt (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Debt
Debt excl. debt securities issued	kr 3,628	kr 7,153
Debt securities issued	314,108	319,117
Total	317,736	326,270
SKR
Debt
Total	17,029	13,656
USD
Debt
Total	200,222	238,055
JPY
Debt
Total	8,139	17,596
EUR
Debt
Total	61,325	32,664
Other currencies
Debt
Total	31,021	24,299
Exchange-rate related contracts
Debt
Debt securities issued	6,368	8,714
Total	6,368	8,714
Interest rate related contracts
Debt
Debt excl. debt securities issued	3,628	7,153
Debt securities issued	303,998	299,240
Total	307,626	306,393
Equity related contracts
Debt
Debt securities issued	3,594	10,797
Total	3,594	10,797
Contracts related to raw materials, credit risk etc.
Debt
Debt securities issued	148	366
Total	kr 148	kr 366